Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill by Business Segment

The table below provides a breakdown of goodwill by business.

Goodwill by business (in millions)	Investment Management	Investment Services (a)	Other (a)	Consolidated
Balance at Dec. 31, 2010	$9,359	$8,515	$168	$18,042
Acquisitions/dispositions	10	10	(128)	(108)
Foreign exchange translation	(32)	(29)	-	(61)
Other (b)	36	(5)	-	31
Balance at Dec. 31, 2011	$9,373	$8,491	$40	$17,904
Acquisition	70	-	-	70
Foreign exchange translation	63	38	-	101
Other (b)	2	(12)	10	-
Balance at Dec. 31, 2012	$9,508	$8,517	$50	$18,075
(a)	Includes the reclassification of goodwill associated with the Shareowner Services business from Investment Services to the Other segment.
(b)	Other changes in goodwill include purchase price adjustments and certain other reclassifications.

Intangible Assets by Business Segment

The table below provides a breakdown of intangible assets by business.

Intangible assets – net carrying amount by business
(in millions)	Investment Management	Investment Services (a)	Other (a)	Consolidated
Balance at Dec. 31, 2010	$2,592	$2,113	$991	$5,696
Acquisitions/dispositions	6	17	(128)	(105)
Amortization	(214)	(199)	(15)	(428)
Foreign exchange translation	(2)	(2)	-	(4)
Impairment	-	(9)	-	(9)
Other (b)	-	2	-	2
Balance at Dec. 31, 2011	$2,382	$1,922	$848	$5,152
Acquisition	23	-	-	23
Amortization	(192)	(192)	-	(384)
Foreign exchange translation	15	3	-	18
Other (b)	-	(1)	1	-
Balance at Dec. 31, 2012	$2,228	$1,732	$849	$4,809
(a)	Includes the reclassification of intangible assets associated with the Shareowner Services business from Investment Services to the Other segment.
(b)	Other changes in intangible assets include purchase price adjustments and certain other reclassifications.

Intangible Assets by Type

The table below provides a breakdown of intangible assets by type.

Intangible assets	Dec. 31, 2012				Dec. 31, 2011
(in millions)	Gross carrying amount	Accumulated amortization	Net carrying amount	Remaining weighted average amortization period	Gross carrying amount	Accumulated amortization	Net carrying amount
Subject to amortization:
Customer relationships—Investment Management	$2,114	$(1,353)	$761	12 yrs.	$2,109	$(1,189)	$920
Customer contracts—Investment Services	2,353	(1,018)	1,335	12 yrs.	2,351	(834)	1,517
Other	125	(100)	25	5 yrs.	131	(95)	36
Total subject to amortization	4,592	(2,471)	2,121	12 yrs.	4,591	(2,118)	2,473
Not subject to amortization: (a)
Trade name	1,368	N/A	1,368	N/A	1,366	N/A	1,366
Customer relationships	1,320	N/A	1,320	N/A	1,313	N/A	1,313
Total not subject to amortization	2,688	N/A	2,688	N/A	2,679	N/A	2,679
Total intangible assets	$7,280	$(2,471)	$4,809	N/A	$7,270	$(2,118)	$5,152
(a)	Intangible assets not subject to amortization have an indefinite life.

Estimated Annual Amortization Expense

Estimated annual amortization expense for current intangibles for the next five years is as follows:

For the year ended Dec. 31,	Estimated amortization expense (in millions)
2013	$340
2014	302
2015	272
2016	240
2017	216